Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 316	$ 221	[1],[2]
Accounts receivable, net	839	816	[2]
Fiduciary assets	9,569	9,659	[2]
Deferred tax assets	36	81	[2]
Other current assets	340	198	[2]
Total current assets	11,100	10,975	[2]
NON-CURRENT ASSETS
Fixed assets, net	381	352	[2]
Goodwill	3,294	3,277	[2]
Other intangible assets, net	492	572	[2]
Investments in associates	161	156	[2]
Deferred tax assets	7	3	[2]
Pension benefits asset	179	69	[2]
Other non-current assets	233	221	[2]
Total non-current assets	4,747	4,650	[2]
TOTAL ASSETS	15,847	15,625	[2]
CURRENT LIABILITIES
Fiduciary liabilities	9,569	9,659	[2]
Deferred revenue and accrued expenses	298	301	[2]
Income taxes payable	57	46	[2]
Short-term debt and current portion of long-term debt	110	209	[2]
Deferred tax liabilities	9	5	[2]
Other current liabilities	266	278	[2]
Total current liabilities	10,309	10,498	[2]
NON-CURRENT LIABILITIES
Long-term debt	2,157	2,165	[2]
Liability for pension benefits	164	187	[2]
Deferred tax liabilities	83	26	[2]
Provisions for liabilities	179	226	[2]
Other non-current liabilities	347	294	[2]
Total non-current liabilities	2,930	2,898	[2]
TOTAL LIABILITIES	13,239	13,396	[2]
COMMITMENTS AND CONTINGENCIES			[2]
EQUITY
Shares, $0.000115 nominal value; Authorized: 4,000,000,000; Issued and outstanding, 170,883,865 Shares in 2010 and 168,661,172 Shares in 2009. Shares, Euro 1 nominal value; Authorized: 40,000; Issued and outstanding, 40,000 shares in 2010 and 2009	0	0	[2]
Additional paid-in capital	985	918	[2]
Retained earnings	2,136	1,859	[2]
Accumulated other comprehensive loss, net of tax	(541)	(594)	[2]
Treasury shares, at cost, 46,408 Shares in 2010 and 54,310 Shares in 2009 and 40,000 shares, Euro 1 nominal value, in 2010 and 2009	(3)	(3)	[2]
Total Willis Group Holdings stockholders' equity	2,577	2,180	[2]
Noncontrolling interests	31	49	[2]
TOTAL EQUITY	2,608	2,229	[2]
TOTAL LIABILITIES AND EQUITY	$ 15,847	$ 15,625	[2]

[1]	The 2009 and 2008 Consolidated Statements of Cash Flows have been recast to conform to the new balance sheet presentation. See Note 2 - Basis of Presentation and Significant Accounting Policies for details.
[2]	The 2009 balance sheet has been recast to conform to the current year presentation. See Note 2 - Basis of Presentation and Significant Accounting Policies for details.